FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2020	December 31, 2019
Cash	$52,084	$76,389
Accounts receivable	92,210	66,035
Accounts payable	(109,519)	(197,967)
	$(34,775)	$(55,543)